Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2014
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31
	2013	2014
Commitments to extend credit	¥369,988	¥479,634
Commitments to invest in partnerships	29,974	18,460
Commitments to purchase aircraft	30,143	4,409

Maturities of commitments

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥479,634	¥85,533	¥52,872	¥165,623	¥175,606
Commitments to invest in partnerships	18,460	4,305	829	318	13,008
Commitments to purchase aircraft	4,409	4,409	—	—	—

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31
	2013		2014
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts(1)(2)	¥4,510,650	¥123,980,481	¥5,155,198	¥195,466,506
Standby letters of credit and other guarantees(3)	277	9,084	276	11,509

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	Collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2013 and March 31, 2014 were ¥6,374 million and ¥6,487 million, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥5,155,198	¥195,466,506	¥75,949,799	¥48,551,110	¥16,872,972	¥54,092,625
Standby letters of credit and other guarantees	276	11,509	334	2,668	2	8,505